UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 - December 31, 2008

Item 1.  Reports to Stockholders.

Annual  Report

December  31,  2008

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

table of contents

Annual  Report  |  December  31,  2008

-2	shareholder letter

-6	fund expenses

-8	report of independent registered public accounting firm

-9	statement of investments

	9	Conservative ETF Asset Allocation Portfolio

	10	Income and Growth ETF Asset Allocation Portfolio

	11	Balanced ETF Asset Allocation Portfolio

	12	Growth ETF Asset Allocation Portfolio

	13	Aggressive Growth ETF Asset Allocation Portfolio

-14	statements of assets and liabilities

-16	statements of operations

-18	statements of changes in net assets

-23	financial highlights

-28	notes to financial statements

-33	other information

-36	trustees and officers

shareholder letter

Annual  Report  |  December  31,  2008

Dear Shareholder,

This report encompasses performance for the second half of 2008, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). The objective of each Portfolio is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Year of Historic Declines

What began as a problem isolated to subprime mortgages in the U.S. in 2007 led to the bursting of a credit bubble of historic proportions and ultimately to a severe global recession. As credit conditions deteriorated the stock market began discounting values to reflect the magnitude of these events and 2008 went down in history as one of the worst years on record for equity investors since the 1930s. During the second half of 2008 other problems embedded in the global financial system emerged to compound the difficulties, including excessive leverage and rampant use of derivative securities with little or no transparency. As worldwide confidence waned the financial crisis spread to main street, creating a negative feedback loop that, taken together, created what we now recognize as the perfect storm.

In terms of actual outcomes, the year ended with sharp declines in equity markets both here and abroad. The S&P 500 Index and MSCI EAFE Index declined 37.0% and 43.1%, respectively, during 2008. Most of the annual decline in each of those indexes was registered in the brutal second half. This period was marked by hedge and mutual fund redemptions which caused broad declines across all economic sectors and asset classes. It was one of those periods that offered no shelter, as commodities, corporate bonds and international securities all sold off sharply. In fact, ironically with respect to stocks, their decline was likely exacerbated by their liquidity-in an environment in which the credit markets froze, indiscriminate selling of stocks became one of the few ways to reduce leverage.

The table below illustrates how difficult 2008 was, particularly the second half, as most equity markets across the globe, both developed and emerging, posted double digit declines.

General Market Indices Performance Summary |  Periods  Ending  December  31,  2008

			Portfolio
			Inception
	Six Months	1 Year	(4/30/07)**
S&P 500 Stock Index (1)	-28.5%	-37.0%	-24.0%
MSCI U.S. Small Cap 1750 Index (2)	-30.5%	-36.2%	-25.8%
Barclays Capital U.S. Aggregate Bond Index (3)	4.1%	5.2%	6.1%
MSCI U.S. REIT Index (4)	-35.8%	-38.0%	-34.0%
MSCI EAFE Index (5)	-36.3%	-43.1%	-27.5%
MSCI Emerging Markets (6)	-47.0%	-53.2%	-25.5%
CRB Commodity Index (7)	-34.0%	-23.8%	-12.2%

(1)

The S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

The CRB Commodity Index is a price index comprised on 19 various commodities. The index figures do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

Past performance is no guarantee of future results.

Ibbotson ETF Allocation Series Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestment of dividends and capital gains.

Conservative growth of $10,000 based on actual performance

Balanced growth of $10,000 based on actual performance

Income & Growth growth of $10,000 based on actual performance

Growth growth of $10,000 based on actual performance

Aggressive Growth growth of $10,000 based on actual performance

	Six Months						1 Year
	Fund Return		Fund Benchmarks				Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*		Blended^		Class I	Class II	Dow Jones*		Blended^
Conservative	-5.12%	-5.30%	-1.17	%(a)	-2.44	%(f)	-5.58%	-5.93%	-1.91	%(a)	-3.21	%(f)
Income & Growth	-12.22%	-12.26%	-10.74	%(b)	-8.95	%(g)	-14.95%	-15.16%	-13.81	%(b)	-11.65	%(g)
Balanced	-19.40%	-19.55%	-17.90	%(c)	-15.46	%(h)	-23.82%	-24.05%	-22.60	%(c)	-20.10	%(h)
Growth	-25.47%	-25.65%	-24.76	%(d)	-21.97	%(i)	-31.37%	-31.61%	-30.67	%(d)	-28.54	%(i)
Aggressive Growth	-29.44%	-29.50%	-31.04	%(e)	-25.22	%(j)	-36.57%	-36.64%	-37.93	%(e)	-32.77	%(j)

	Since Inception (4/30/07)**						Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/08†
	Fund Return		Fund Benchmarks				Class I		Class II
Portfolio	Class I	Class II	Dow Jones*		Blended^		Gross	Net	Gross	Net
Conservative	-0.74%	-1.13%	0.73	%(a)	0.04	%(f)	110.50%	0.66%	39.60%	0.91%
Income & Growth	-7.62%	-7.80%	-7.51	%(b)	-5.98	%(g)	41.48%	0.66%	26.18%	0.91%
Balanced	-13.96%	-14.21%	-14.09	%(c)	-12.00	%(h)	16.21%	0.66%	11.63%	0.91%
Growth	-19.64%	-19.91%	-20.28	%(d)	-18.02	%(i)	43.74%	0.65%	15.65%	0.90%
Aggressive Growth	-23.44%	-23.58%	-26.02	%(e)	-21.03	%(j)	78.16%	0.66%	44.96%	0.91%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926 or visit http://www.fivitfunds.com.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. An investor cannot invest directly in an index.

**	Annualized returns

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2008. Note the Net Expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Expense ratios, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of either 0.48% of Class I shares average daily net assets through April 30, 2010 or 0.73% of Class II shares average daily net assets through April 30, 2010. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s Net Expense ratios shown above to exceed the maximum amounts of 0.48% for Class I and 0.73% for Class II agreed to by the Adviser and Subadviser.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

The table below shows there were no changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the past six months. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2008.

Ibbotson ETF Allocation Series Investment Allocation Summary |

ASSET CLASSES |  Strategic  Allocation

	as of		as of		as of		as of		as of
	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08
Large-Cap Stocks	14.0%	14.0%	23.0%	23.0%	31.0%	31.0%	37.0%	37.0%	38.0%	38.0%
Small-Cap Stocks	0.0%	0.0%	3.0%	3.0%	7.0%	7.0%	11.0%	11.0%	14.0%	14.0%
Real Estate (REITs)	0.0%	0.0%	2.0%	2.0%	4.0%	4.0%	6.0%	6.0%	7.0%	7.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	26.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	71.0%	71.0%	54.0%	54.0%	37.0%	37.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	8.0%	8.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed their respective Dow Jones and Blended benchmarks during the second half of 2008. Most of the relative underperformance is due to exposure to asset classes that are not represented in the Portfolios’ benchmarks. Specifically, International equity, commodities and REITS are not represented in those benchmarks but are in the Portfolios. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted. Those asset classes declined sharply in the second half, which accounts for each Portfolio’s relative underperformance versus its benchmark.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Ned Burke

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

fund expenses

Annual  Report | December 31, 2008

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1 fees) and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2008 and held until December 31, 2008.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

Disclosure of Fund Expenses |

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 07/01/08	Value 12/31/08	Ratio(a)	07/01/08 - 12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$948.80	0.48%	$2.35
Hypothetical	$1,000.00	$1,022.72	0.48%	$2.44
Class II
Actual	$1,000.00	$947.00	0.73%	$3.57
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$877.80	0.48%	$2.27
Hypothetical	$1,000.00	$1,022.72	0.48%	$2.44
Class II
Actual	$1,000.00	$877.40	0.73%	$3.44
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$806.00	0.48%	$2.18
Hypothetical	$1,000.00	$1,022.73	0.48%	$2.44
Class II
Actual	$1,000.00	$804.50	0.73%	$3.31
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

Disclosure of Fund Expenses (continued) |

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 07/01/08	Value 12/31/08	Ratio(a)	07/01/08 - 12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$745.30	0.48%	$2.11
Hypothetical	$1,000.00	$1,022.72	0.48%	$2.44
Class II
Actual	$1,000.00	$743.50	0.73%	$3.20
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$705.60	0.48%	$2.06
Hypothetical	$1,000.00	$1,022.72	0.48%	$2.45
Class II
Actual	$1,000.00	$705.00	0.73%	$3.12
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.70

(a)

Annualized, based on the Portfolio’s net expenses from July 1, 2008 through December 31, 2008. See Note 5 in the Notes to Financial Statements for more information on fees and expenses of acquired funds and the Expense Limitation Agreement in place. Also see Financial Highlights for each Portfolio’s gross annualized expense ratios respective to Class I and Class II shares.

(b)

Expenses are equal to the Portfolio’s net annualized expense ratio, of 0.48% or 0.73% for Class I or Class II shares respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

Note on Fees. If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

report of independent registered public accounting firm

Annual  Report | December 31, 2008

To the Board of Trustees and Shareholders of Financial Investors Variable Insurance Trust  |

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Trust (the “Trust”), including the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, as of December 31, 2008, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Variable Trust, as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2009

Denver, CO

statement of investments Conservative ETF Asset Allocation Portfolio

Annual Report | December  31, 2008

	Shares	Value
Exchange Traded Funds - 87.79%
iShares - 36.15%
Lehman TIPS Bond Fund	8,382	$831,830
MSCI EAFE Index Fund	5,477	245,753
S&P 500 Index Fund	7,535	681,465

Total iShares		1,759,048

Other - 51.64%
Vanguard Short-Term Bond ETF	13,500	1,087,290
Vanguard Total Bond Market ETF	17,995	1,425,205

Total Other		2,512,495

Total Exchange Traded Funds (Cost $4,336,843)		4,271,543

Exchange Traded Notes - 2.01%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	2,767	97,564

Total Exchange Traded Notes (Cost $124,483)		97,564

	7-Day Yield	Shares	Value
Short-Term Investments - 8.06%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.61%	392,303	$392,303

Total Short-Term Investments (Cost $392,303)			392,303

Total Investments - 97.86% (Total cost $4,853,629)			4,761,410

Other Assets in Excess of Liabilities - 2.14%			103,969

Net Assets - 100.00%			$4,865,378

Asset Class Allocation# as a percentage of total portfolio value

#                  Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1)  Non-income producing security.

See Notes to Financial Statements.

statement of investments Income and Growth ETF Asset Allocation Portfolio

Annual  Report | December 31, 2008

	Shares	Value
Exchange Traded Funds - 91.88%
iShares - 47.02%
Lehman TIPS Bond Fund	10,439	$1,035,966
MSCI EAFE Index Fund	18,163	814,974
S&P 500 Index Fund	21,596	1,953,143

Total iShares		3,804,083

Other - 44.86%
Vanguard REIT ETF	2,356	85,876
Vanguard Short-Term Bond ETF	14,949	1,203,992
Vanguard Small-Cap ETF	5,880	250,959
Vanguard Total Bond Market ETF	26,366	2,088,187

Total Other		3,629,014

Total Exchange Traded Funds
(Cost $8,221,825)		7,433,097

Exchange Traded Notes - 3.02%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	6,937	244,599

Total Exchange Traded Notes
(Cost $352,910)		244,599

	7-Day Yield	Shares	Value
Short-Term Investments - 6.96%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.61%	563,427	$563,427

Total Short-Term Investments
(Cost $563,427)			563,427

Total Investments - 101.86%
(Total cost $9,138,162)			8,241,123

Liabilities in Excess of Other Assets - (1.86)%			(150,778)

Net Assets - 100.00%			$8,090,345

Asset Class Allocation# as a percentage of total portfolio value

#                  Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1)  Non-income producing security.

See Notes to Financial Statements.

statement of investments Balanced ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

	Shares	Value
Exchange Traded Funds - 93.86%
iShares - 53.28%
Lehman TIPS Bond Fund	15,072	$1,495,745
MSCI EAFE Index Fund	55,012	2,468,389
S&P 500 Index Fund	69,121	6,251,304

Total iShares		10,215,438

Other - 40.58%
Vanguard Emerging Markets ETF	23,806	564,202
Vanguard REIT ETF	10,885	396,758
Vanguard Short-Term Bond ETF	21,048	1,695,206
Vanguard Small-Cap ETF	31,981	1,364,950
Vanguard Total Bond Market ETF	47,460	3,758,831

Total Other		7,779,947

Total Exchange Traded Funds (Cost $20,700,868)		17,995,385

Exchange Traded Notes - 3.00%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	16,346	576,360

Total Exchange Traded Notes (Cost $816,051)		576,360

	7-Day Yield	Shares	Value
Short-Term Investments - 7.61%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.61%	1,459,169	$1,459,169

Total Short-Term Investments (Cost $1,459,169)			1,459,169

Total Investments - 104.47% (Total cost $22,976,088)			20,030,914

Liabilities in Excess of Other Assets - (4.47)%			(857,952)

Net Assets - 100.00%			$19,172,962

Asset Class Allocation# as a percentage of total portfolio value

#                 Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1)       Non-income producing security.

See Notes to Financial Statements.

statement of investments Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

	Shares	Value
Exchange Traded Funds - 93.56%
iShares - 58.30%
Lehman TIPS Bond Fund	6,350	$630,174
MSCI EAFE Index Fund	85,732	3,846,795
S&P 500 Index Fund	91,674	8,290,996

Total iShares		12,767,965

Other - 35.26%
Vanguard Emerging Markets ETF	35,661	845,166
Vanguard REIT ETF	24,302	885,808
Vanguard Short-Term Bond ETF	13,174	1,061,034
Vanguard Small-Cap ETF	56,018	2,390,847
Vanguard Total Bond Market ETF	32,053	2,538,598

Total Other		7,721,453

Total Exchange Traded Funds (Cost $25,320,351)		20,489,418

Exchange Traded Notes - 3.96%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	24,587	866,938

Total Exchange Traded Notes (Cost $1,251,520)		$866,938

	7-Day Yield	Shares	Value
Short-Term Investments - 3.28%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.61%	717,857	$717,857

Total Short-Term Investments (Cost $717,857)			717,857

Total Investments - 100.80% (Total cost $27,289,728)			22,074,213

Liabilities in Excess of Other Assets - (0.80)%			(174,584)

Net Assets - 100.00%			$21,899,629

Asset Class Allocation# as a percentage of total portfolio value

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1)   Non-income producing security.

See Notes to Financial Statements.

statement of investments Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

	Shares	Value
Exchange Traded Funds - 93.00%
iShares - 60.43%
MSCI EAFE Index Fund	16,457	$738,426
S&P 500 Index Fund	15,931	1,440,800

Total iShares		2,179,226

Other - 32.57%
Vanguard Emerging Markets ETF	7,351	174,219
Vanguard REIT ETF	4,036	147,112
Vanguard Small-Cap ETF	11,837	505,203
Vanguard Total Bond Market ETF	4,391	347,767

Total Other		1,174,301

Total Exchange Traded Funds
(Cost $4,013,317)		3,353,527

Exchange Traded Notes - 4.91%
iPath Dow Jones-AIG Commodity Index Total Return ETN(1)	5,023	177,111

Total Exchange Traded Notes
(Cost $232,821)		177,111

	7-Day Yield	Shares	Value
Short-Term Investments - 4.03%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.61%	145,346	$145,346

Total Short-Term Investments
(Cost $145,346)			145,346

Total Investments - 101.94%
(Total cost $4,391,484)			3,675,984

Liabilities in Excess of Other Assets - (1.94)%			(69,920)

Net Assets - 100.00%			$3,606,064

Asset Class Allocation# as a percentage of total portfolio value

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

(1)  Non-income producing security.

See Notes to Financial Statements.

statements of assets and liabilities

Annual Report | December 31, 2008

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$4,761,410	$8,241,123
Receivable for investments sold	—	31,274
Receivable due from Advisor	10,321	9,187
Receivable for shares sold	114,677	3,515
Interest and dividends receivable	331	338
Other assets	1,584	1,274
Total Assets	4,888,323	8,286,711

Liabilities:
Payable for investments purchased	—	152,653
Payable for shares redeemed	99	16,720
Payable for 12b-1 fees class II	843	1,471
Payable for audit fees	18,000	18,000
Accrued expenses and other liabilities	4,003	7,522
Total Liabilities	22,945	196,366
Net Assets	$4,865,378	$8,090,345

Net Assets Consist of:
Paid-in-capital	$5,046,812	$9,026,063
Accumulated net investment income	93,670	161,194
Accumulated net realized loss on investments	(182,885)	(199,873)
Net unrealized depreciation on investments	(92,219)	(897,039)
Total Net Assets	$4,865,378	$8,090,345

Investments, at Cost	$4,853,629	$9,138,162

Pricing of Shares:

Class I:
Net Assets	$479,311	$302,751
Shares of beneficial interest outstanding	48,958	35,994
Net Asset Value, offering and redemption price per share	$9.79	$8.41

Class II:
Net Assets	$4,386,067	$7,787,594
Shares of beneficial interest outstanding	446,987	892,089
Net Asset Value, offering and redemption price per share	$9.81	$8.73

See Notes to Financial Statements.

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$20,030,914	$22,074,213	$3,675,984
Receivable for investments sold	—	364,860	—
Receivable due from Advisor	211	13,467	8,116
Receivable for shares sold	104,572	—	48,386
Interest and dividends receivable	476	240	57
Other assets	1,274	1,274	1,274
Total Assets	20,137,447	22,454,054	3,733,817

Liabilities:
Payable for investments purchased	929,693	489,852	105,224
Payable for shares redeemed	974	29,802	303
Payable for 12b-1 fees class II	3,176	3,259	492
Payable for audit fees	18,000	18,000	18,000
Accrued expenses and other liabilities	12,642	13,512	3,734
Total Liabilities	964,485	554,425	127,753
Net Assets	$19,172,962	$21,899,629	$3,606,064

Net Assets Consist of:
Paid-in-capital	$22,706,272	$27,049,384	$4,467,652
Accumulated net investment income	375,970	386,929	57,418
Accumulated net realized loss on investments	(964,106)	(321,169)	(203,506)
Net unrealized depreciation on investments	(2,945,174)	(5,215,515)	(715,500)
Total Net Assets	$19,172,962	$21,899,629	$3,606,064

Investments, at Cost	$22,976,088	$27,289,728	$4,391,484

Pricing of Shares:

Class I:
Net Assets	$1,402,393	$3,876,232	$1,009,411
Shares of beneficial interest outstanding	183,425	559,488	158,613
Net Asset Value, offering and redemption price per share	$7.65	$6.93	$6.36

Class II:
Net Assets	$17,770,569	$18,023,397	$2,596,653
Shares of beneficial interest outstanding	2,297,954	2,616,849	407,291
Net Asset Value, offering and redemption price per share	$7.73	$6.89	$6.38

See Notes to Financial Statements.

statements of operations

Annual Report | For the year ended December 31, 2008

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$6,734	$8,385
Dividends	105,868	187,590
Total Investment Income	112,602	195,975

Expenses:
Investment advisor fee	11,987	21,821
12b-1 fees - Class II	6,202	11,601
Custodian fee	3,952	5,131
Legal and audit fee	22,799	25,903
Trustees’ fees and expenses	10,136	9,930
SEC registration fees	203	288
Report to shareholder fees	1,577	4,035
Insurance expenses	3,860	3,860
Offering cost	3,412	3,412
Other	1,959	3,273
Total expenses before waiver	66,087	89,254
Less fees waived/reimbursed by investment advisor
Class I	(3,644)	(4,020)
Class II	(43,511)	(50,454)
Total Net Expenses	18,932	34,780
Net Investment Income	93,670	161,195

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(182,772)	(199,778)
Net change in unrealized depreciation on investments	(92,627)	(891,083)
Net Realized and Unrealized Gain/(Loss) on Investments	(275,399)	(1,090,861)

Net Increase/(Decrease) In Net Assets Resulting from Operations	$(181,729)	$(929,666)

See Notes to Financial Statements.

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$11,537	$7,959	$1,194
Dividends	447,940	462,963	67,341
Total Investment Income	459,477	470,922	68,535

Expenses:
Investment advisor fee	53,015	54,388	7,390
12b-1 fees - Class II	27,153	26,227	3,285
Custodian fee	6,213	6,494	4,684
Legal and audit fee	34,262	39,222	20,021
Trustees’ fees and expenses	12,909	11,058	9,859
SEC registration fees	1,000	989	106
Report to shareholder fees	7,861	8,111	675
Insurance expenses	3,860	3,861	3,860
Offering cost	3,412	3,412	3,412
Other	7,651	8,580	1,163
Total expenses before waiver	157,336	162,342	54,455
Less fees waived/reimbursed by investment advisor
Class I	(6,675)	(9,697)	(8,722)
Class II	(67,155)	(68,652)	(34,616)
Total Net Expenses	83,506	83,993	11,117
Net Investment Income	375,971	386,929	57,418

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(963,058)	(320,214)	(203,326)
Net change in unrealized depreciation on investments	(2,907,738)	(5,168,617)	(708,493)
Net Realized and Unrealized Gain/(Loss) on Investments	(3,870,796)	(5,488,831)	(911,819)

Net Increase/(Decrease) In Net Assets Resulting from Operations	$(3,494,825)	$(5,101,902)	$(854,401)

See Notes to Financial Statements.

statements of changes in net assets Conservative ETF Asset Allocation Portfolio

Annual  Report  |  December  31,  2008

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007(1)
Operations:
Net investment income	$93,670	$3,963
Net realized gain/(loss) on investments	(182,772)	388
Net change in unrealized appreciation/(depreciation) on investments	(92,627)	408
Net increase/(decrease) in net assets resulting from operations	(181,729)	4,759

Distributions to Shareholders:
From net investment income
Class I	(4,010)	—
Class II	—	—
From net realized gains on investments
Class I	(53)	—
Class II	(471)	—
Total distributions	(4,534)	—

Share Transactions:
Class I
Proceeds from sale of shares	504,047	36,661
Issued to shareholders in reinvestment of distributions	4,063	—
Cost of shares redeemed	(38,677)	(11,713)
Net increase from share transactions	469,433	24,948
Class II
Proceeds from sale of shares	7,038,909	359,197
Issued to shareholders in reinvestment of distributions	471	—
Cost of shares redeemed	(2,829,113)	(16,963)
Net increase from share transactions	4,210,267	342,234

Net increase in net assets	$4,493,437	$371,941

Net Assets:
Beginning of period	371,941	—
End of period*	$4,865,378	$371,941

*Includes undistributed net investment income of:	$93,670	$3,940

Other Information - Shares:
Class I
Sold	49,939	3,658
Reinvested	422	—
Redeemed	(3,903)	(1,158)
Net increase in shares outstanding	46,458	2,500
Class II
Sold	700,203	34,800
Reinvested	49	—
Redeemed	(286,411)	(1,654)
Net increase in shares outstanding	413,841	33,146

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Income and Growth ETF Asset Allocation Portfolio

Annual  Report | December  31,  2008

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007(1)
Operations:
Net investment income	$161,195	$10,269
Net realized gain/(loss) on investments	(199,778)	133
Net change in unrealized depreciation on investments	(891,083)	(5,956)
Net increase/(decrease) in net assets resulting from operations	(929,666)	4,446

Distributions to Shareholders:
From net investment income
Class I	(10,300)	—
Class II	—	—
From net realized gains on investments
Class I	(11)	—
Class II	(312)	—
Total distributions	(10,623)	—

Share Transactions:
Class I
Proceeds from sale of shares	145,054	237,284
Issued to shareholders in reinvestment of distributions	10,310	—
Cost of shares redeemed	(35,028)	(7,215)
Net increase from share transactions	120,336	230,069
Class II
Proceeds from sale of shares	9,024,212	1,025,227
Issued to shareholders in reinvestment of distributions	312	—
Cost of shares redeemed	(1,367,424)	(6,544)
Net increase from share transactions	7,657,100	1,018,683

Net increase in net assets	$6,837,147	$1,253,198

Net Assets:
Beginning of period	1,253,198	—
End of period*	$8,090,345	$1,253,198

*Includes undistributed net investment income of:	$161,194	$10,232

Other Information - Shares:
Class I
Sold	16,051	23,263
Reinvested	1,250	—
Redeemed	(3,855)	(715)
Net increase in shares outstanding	13,446	22,548
Class II
Sold	941,020	99,834
Reinvested	36	—
Redeemed	(148,166)	(635)
Net increase in shares outstanding	792,890	99,199

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Balanced ETF Asset Allocation Portfolio

Annual  Report | December  31,  2008

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007(1)
Operations:
Net investment income	$375,971	$38,709
Net realized gain/(loss) on investments	(963,058)	2,143
Net change in unrealized depreciation on investments	(2,907,738)	(37,436)
Net increase/(decrease) in net assets resulting from operations	(3,494,825)	3,416

Distributions to Shareholders:
From net investment income
Class I	(21,785)	—
Class II	(16,471)	—
From net realized gains on investments
Class I	(302)	—
Class II	(3,642)	—
Total distributions	(42,200)	—

Share Transactions:
Class I
Proceeds from sale of shares	1,439,566	474,503
Issued to shareholders in reinvestment of distributions	22,087	—
Cost of shares redeemed	(232,161)	(1,664)
Net increase from share transactions	1,229,492	472,839
Class II
Proceeds from sale of shares	20,584,921	5,087,661
Issued to shareholders in reinvestment of distributions	20,112	—
Cost of shares redeemed	(4,506,295)	(182,159)
Net increase from share transactions	16,098,738	4,905,502

Net increase in net assets	$13,791,205	$5,381,757

Net Assets:

Beginning of period	5,381,757	—
End of period*	$19,172,962	$5,381,757

*Includes undistributed net investment income of:	$375,970	$38,631

Other Information - Shares:
Class I
Sold	159,580	47,458
Reinvested	2,953	—
Redeemed	(26,402)	(164)
Net increase in shares outstanding	136,131	47,294
Class II
Sold	2,355,078	498,721
Reinvested	2,657	—
Redeemed	(540,726)	(17,776)
Net increase in shares outstanding	1,817,009	480,945

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Growth ETF Asset Allocation Portfolio

Annual  Report | December  31,  2008

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007(1)
Operations:
Net investment income	$386,929	$25,813
Net realized gain/(loss) on investments	(320,214)	1,410
Net change in unrealized depreciation on investments	(5,168,617)	(46,898)
Net decrease in net assets resulting from operations	(5,101,902)	(19,675)

Distributions to Shareholders:
From net investment income
Class I	(3,755)	—
Class II	(21,717)	—
From net realized gains on investments
Class I	(520)	—
Class II	(2,422)	—
Total distributions	(28,414)	—

Share Transactions:
Class I
Proceeds from sale of shares	4,977,750	108,968
Issued to shareholders in reinvestment of distributions	4,275	—
Cost of shares redeemed	(315,314)	(96)
Net increase from share transactions	4,666,711	108,872
Class II
Proceeds from sale of shares	21,463,718	2,525,054
Issued to shareholders in reinvestment of distributions	24,140	—
Cost of shares redeemed	(1,657,118)	(81,757)
Net increase from share transactions	19,830,740	2,443,297

Net increase in net assets	$19,367,135	$2,532,494

Net Assets:
Beginning of period	2,532,494	—
End of period*	$21,899,629	$2,532,494

*Includes undistributed net investment income of:	$386,929	$25,795

Other Information - Shares:
Class I
Sold	590,796	10,770
Reinvested	633	—
Redeemed	(42,702)	(9)
Net increase in shares outstanding	548,727	10,761
Class II
Sold	2,570,705	248,212
Reinvested	3,592	—
Redeemed	(197,657)	(8,003)
Net increase in shares outstanding	2,376,640	240,209

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

statements of changes in net assets Aggressive Growth ETF Asset Allocation Portfolio

Annual  Report | December  31,  2008

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007(1)
Operations:
Net investment income	$57,418	$4,872
Net realized loss on investments	(203,326)	(120)
Net change in unrealized depreciation on investments	(708,493)	(7,007)
Net decrease in net assets resulting from operations	(854,401)	(2,255)

Distributions to Shareholders:
From net investment income
Class I	(4,831)	—
Class II	—	—
From net realized gains on investments
Class I	(39)	—
Class II	(124)	—
Total distributions	(4,994)	—

Share Transactions:
Class I
Proceeds from sale of shares	1,328,724	86,035
Issued to shareholders in reinvestment of distributions	4,870	—
Cost of shares redeemed	(219,353)	(170)
Net increase from share transactions	1,114,241	85,865
Class II
Proceeds from sale of shares	3,866,818	350,465
Issued to shareholders in reinvestment of distributions	124	—
Cost of shares redeemed	(949,517)	(282)
Net increase from share transactions	2,917,425	350,183

Net increase in net assets	$3,172,271	$433,793

Net Assets:
Beginning of period	433,793	—
End of period*	$3,606,064	$433,793

*Includes undistributed net investment income of:	$57,418	$4,872

Other Information - Shares:
Class I
Sold	180,033	8,312
Reinvested	787	—
Redeemed	(30,502)	(17)
Net increase in shares outstanding	150,318	8,295
Class II
Sold	500,323	34,782
Reinvested	20	—
Redeemed	(127,806)	(28)
Net increase in shares outstanding	372,537	34,754

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

See Notes to Financial Statements.

financial highlights Conservative ETF Asset Allocation Portfolio

Annual  Report  |  December  31, 2008

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I				Class II
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	December 31, 2008		December 31, 2007 (1)		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.46		$10.00		$10.43		$10.00
Income from investment operations:
Net investment income	0.37	(2)	0.28		0.35	(2)	0.10
Net realized and unrealized gain/(loss) on investments	(0.96)		0.18		(0.97)		0.33
Total from investment operations	(0.59)		0.46		(0.62)		0.43

Distributions to common shareholders:
From net investment income	(0.08)		—		—		—
From net realized gain	(0.00	)(3)	—		(0.00	)(3)	—
Total distributions	(0.08)		—		(0.00)		—

Net increase/(decrease) in net asset value	(0.67)		0.46		(0.62)		0.43

Net asset value - end of period	$9.79		$10.46		$9.81		$10.43

Total Return	(5.58)%		4.60	%(4)	(5.93)%		4.30	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$479		$26		$4,386		$346
Ratios to average net assets:
Total expenses before reimbursements	2.23%		110.32	%(5)	2.50%		39.42	%(5)
Net expenses after reimbursements	0.48%		0.48	%(5)	0.73%		0.73	%(5)
Net investment income	3.71%		4.08	%(5)	3.50%		5.36	%(5)
Portfolio turnover rate	129%		36	%(4)	129%		36	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

financial highlights Income and Growth ETF Asset Allocation Portfolio

Annual  Report  |  December  31, 2008

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I				Class II
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	December 31, 2008		December 31, 2007 (1)		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.30		$10.00		$10.29		$10.00
Income from investment operations:
Net investment income	0.32	(2)	0.11		0.31	(2)	0.08
Net realized and unrealized gain/(loss) on investments	(1.87)		0.19		(1.87)		0.21
Total from investment operations	(1.55)		0.30		(1.56)		0.29

Distributions to common shareholders:
From net investment income	(0.34)		—		—		—
From net realized gain	(0.00	)(3)	—		(0.00	)(3)	—
Total distributions	(0.34)		—		(0.00)		—

Net increase/(decrease) in net asset value	(1.89)		0.30		(1.56)		0.29

Net asset value - end of period	$8.41		$10.30		$8.73		$10.29

Total Return	(14.95)%		3.00	%(4)	(15.16)%		2.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$303		$232		$7,788		$1,021
Ratios to average net assets:
Total expenses before reimbursements	2.11%		41.30	%(5)	1.83%		26.00	%(5)
Net expenses after reimbursements	0.48%		0.48	%(5)	0.73%		0.73	%(5)
Net investment income	3.32%		5.58	%(5)	3.32%		6.66	%(5)
Portfolio turnover rate	55%		8	%(4)	55%		8	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

financial highlights Balanced ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I				Class II
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	December 31, 2008		December 31, 2007 (1)		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.21		$10.00		$10.19		$10.00
Income from investment operations:
Net investment income	0.29	(2)	0.16		0.28	(2)	0.07
Net realized and unrealized gain/(loss) on investments	(2.73)		0.05		(2.73)		0.12
Total from investment operations	(2.44)		0.21		(2.45)		0.19

Distributions to common shareholders:
From net investment income	(0.12)		—		(0.01)		—
From net realized gain	(0.00	)(3)	—		(0.00	)(3)	—
Total distributions	(0.12)		—		(0.01)		—

Net increase/(decrease) in net asset value	(2.56)		0.21		(2.46)		0.19

Net asset value - end of period	$7.65		$10.21		$7.73		$10.19

Total Return	(23.82)%		2.10	%(4)	(24.05)%		1.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,402		$483		$17,771		$4,899
Ratios to average net assets:
Total expenses before reimbursements	1.15%		16.03	%(5)	1.35%		11.45	%(5)
Net expenses after reimbursements	0.48%		0.48	%(5)	0.73%		0.73	%(5)
Net investment income	3.25%		4.79	%(5)	3.19%		7.62	%(5)
Portfolio turnover rate	67%		23	%(4)	67%		23	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I				Class II
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	December 31, 2008		December 31, 2007 (1)		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.11		$10.00		$10.09		$10.00
Income from investment operations:
Net investment income	0.29	(2)	0.11		0.25	(2)	0.10
Net realized and unrealized loss on investments	(3.46)		(0.00)		(3.44)		(0.01)
Total from investment operations	(3.17)		0.11		(3.19)		0.09

Distributions to common shareholders:
From net investment income	(0.01)		—		(0.01)		—
From net realized gain	(0.00	)(3)	—		(0.00	)(3)	—
Total distributions	(0.01)		—		(0.01)		—

Net increase/(decrease) in net asset value	(3.18)		0.11		(3.20)		0.09

Net asset value - end of period	$6.93		$10.11		$6.89		$10.09

Total Return	(31.37)%		1.10	%(4)	(31.61)%		0.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$3,876		$109		$18,023		$2,424
Ratios to average net assets:
Total expenses before reimbursements	1.05%		43.57	%(5)	1.39%		15.48	%(5)
Net expenses after reimbursements	0.48%		0.48	%(5)	0.73%		0.73	%(5)
Net investment income	3.76%		5.11	%(5)	3.11%		6.76	%(5)
Portfolio turnover rate	27%		18	%(4)	27%		18	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2008

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I				Class II
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	December 31, 2008		December 31, 2007 (1)		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance
Net asset value - beginning of period	$10.09		$10.00		$10.07		$10.00
Income from investment operations:
Net investment income	0.31	(2)	0.15		0.25	(2)	0.10
Net realized and unrealized loss on investments	(4.00)		(0.06)		(3.94)		(0.03)
Total from investment operations	(3.69)		0.09		(3.69)		0.07

Distributions to common shareholders:
From net investment income	(0.04)		—		—		—
From net realized gain	(0.00	)(3)	—		(0.00	)(3)	—
Total distributions	(0.04)		—		(0.00)		—

Net increase/(decrease) in net asset value	(3.73)		0.09		(3.69)		0.07

Net asset value - end of period	$6.36		$10.09		$6.38		$10.07

Total Return	(36.57)%		0.90	%(4)	(36.64)%		0.70	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,009		$84		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	3.00%		77.98	%(5)	3.40%		44.78	%(5)
Net expenses after reimbursements	0.48%		0.48	%(5)	0.73%		0.73	%(5)
Net investment income	4.21%		4.22	%(5)	3.31%		8.20	%(5)
Portfolio turnover rate	55%		12	%(4)	55%		12	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)   Annualized.

See Notes to Financial Statements.

notes to financial statements

Annual Report | December 31, 2008

1. Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of December 31, 2008, no securities were fair valued for any of the Portfolios.

The Portfolios follow the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

notes to financial statements

Annual Report | December 31, 2008

The following is a summary of the inputs used to value the Portfolios’ investments as of December 31, 2008.

	Conservative ETF Asset	Income & Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices	$4,761,410	$8,241,123
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$4,761,410	$8,241,123

	Balanced ETF Asset	Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices	$20,030,914	$22,074,213
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$20,030,914	$22,074,213

Aggressive Growth ETF Asset
Allocation Portfolio
Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$3,675,984
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$3,675,984

For the year ended December 31, 2008, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

notes to financial statements

Annual Report | December 31, 2008

New Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting of derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolios are currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolios’ financial statements.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007 and December 31, 2008, the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses:  Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

notes to financial statements

Annual Report | December 31, 2008

2. Federal Taxes

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Over/Undistributed Ordinary Income	$103,375	$174,822	$409,632	$401,340	$59,270
Accumulated Capital Gains/(Losses)	—	—	—	115	5
Unrealized Appreciation/Depreciation	(284,809)	(1,110,540)	(3,942,942)	(5,551,210)	(920,863)
Total	$(181,434)	$(935,718)	$(3,533,310)	$(5,149,755)	$(861,588)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2008, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
(Over)/Undistributed Net Investment Income	$70	$67	$(376)	$(323)	$(41)
Accumulated Capital Gains/(Losses)	1	58	675	559	103
Paid In Capital	$(71)	$(125)	$(299)	$(236)	$(62)

Net unrealized appreciation/depreciation of investments based on the federal tax cost were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Gross appreciation (excess of value over tax cost)	$115,953	$177,104	$373,250	$450,296	$86,239
Gross depreciation (excess of tax cost over value)	(400,762)	(1,287,644)	(4,316,192)	(6,001,506)	(1,007,102)
Net unrealized depreciation	$(284,809)	$(1,110,540)	$(3,942,942)	$(5,551,210)	$(920,863)
Cost of Investments for Income tax purposes	$5,046,218	$9,351,663	$23,973,856	$27,625,423	$4,596,847

The tax character of distributions paid during the years ended December 31, 2008 were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Distributions paid from:
Ordinary income	$4,534	$10,597	$41,873	$28,144	$4,944
Long-term capital gain	—	26	327	272	50
	$4,534	$10,623	$42,200	$28,416	$4,994

notes to financial statements

Annual Report | December 31, 2008

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2008, were as follows for each Portfolio:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$7,483,476	$10,180,394
Sales	3,190,558	2,554,471

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$25,310,203	$27,796,013
Sales	7,938,420	3,363,531

Aggressive Growth
ETF Asset
Allocation Portfolio
Purchases	$4,939,676
Sales	945,578

4. Investment Advisory and Sub-Advisory Agreements |

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment Advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Advisor is registered with the Securities and Exchange Commission as an investment Advisor. Subject to the authority of the Trust’s Board of Trustees, the Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more sub-advisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Advisor is required to pay all fees due to a sub-advisor out of the management fee the Advisor receives from the Portfolios.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment Advisor located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Advisor monthly and is not incurred separately by any Portfolio.

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal under- writer and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b-1 fee rates for each Portfolio and share class are outlined below. These are shown as a percentage of average annual net assets.

notes to financial statements

Annual Report | December 31, 2008

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth
ETF Asset
Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received via the management fee paid to the Advisor by the Portfolios). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2010.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Advisor. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2008, there were six Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings and the expense is allocated among the Portfolios based on the methodology described in Note 1 to these Financial Statements. The interested Trustees receive no compensation from the Portfolios.

other information

Annual Report | December 31, 2008 (unaudited)

Tax Information |

The Fund designates the following amounts for the fiscal year ended December 31, 2008:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Corporate Dividends Received Deduction	5.54%	12.00%	12.15%	22.77%	20.10%

Proxy Voting  |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2008, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Portfolio Holdings |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Advisory Agreements |

On September 9, 2008, the Board of Trustees of the Financial Investors Variable Insurance Trust (the “Trust”) met in person to, among other things, review and consider the re-approval of the Investment Advisory Agreement (the “Advisor Agreement”) between the Trust and ALPS Advisors, Inc. (the “Advisor”), and Investment Sub-advisory Agreement (the “Sub-Advisor Agreement”) by and among the Trust, the Advisor, and Ibbotson & Associates, Inc. (the “Sub-Advisor”). Prior to beginning their review of the Advisor Agreement and the Sub-Advisor Agreement (collectively the “Advisory Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Advisory Agreements and enhanced disclosure requirements surrounding contract approvals.

In renewing and approving the Advisor Agreement the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Advisory Fee Rate: The Board reviewed and considered the contractual and actual advisory fee annual rate of 0.45% of each Portfolio’s daily net assets paid to the Advisor in light of the extent and quality of the advisory services provided by the Advisor. The Board received and considered information comparing the Portfolios’ contractual advisory fee and overall expenses with an independently prepared summary of funds in both the relevant expense group and performance group provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data. Based on such material from Lipper, the Board determine that the contractual management fee and actual management fee of each Portfolio was comparable to, or lower than, the median for similar fees within such Portfolio’s expense group. The Board further determined that the total expense ratios of each Portfolio is comparable to, or lower than, the median for the other total expense ratios within such Portfolio’s expense group.

Nature, Extent and Quality of the Services under the Advisor Agreement. The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio under the Investment Advisory Agreement. The Board reviewed certain background materials supplied by the Advisor in response to the questionnaire furnished by the Trust, including the Advisor’s Form ADV. The Board considered the background and experience of the Advisor’s management.

The Portfolios’ Performance: The Board received and considered each Portfolio’s performance for year to date ended July 31, the one year period ended July 31, 2008, and from inception through July 31, 2008, as provided by Lipper. The Trustees determined that, notwithstanding the short time period during which the Portfolios have been in existence, the performance of each Portfolio during each such period compared favorably with the performance of such Portfolio’s performance group.

The Portfolios’ Profitability to the Advisor: The Board received and considered a profitability analysis of the Portfolios prepared by the Advisor for the fiscal year ended September 30, 2007, as well as estimated profitability for the year ended December 31, 2007, and the six months ended June 30, 2008. The Board determined that, based on such analysis, each Portfolio was currently unprofitable to the Advisor and its affiliates. Based on discussions with representatives of the Advisor and its affiliates, the Board determined that the Advisor and its affiliates were still committed at this time to the continued operation and growth of the Portfolios.

Economies of Scale: The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. The Board determined that the current size of each Portfolio made such economies of scale unattainable at this time.

Other Benefits to the Advisor: The Board reviewed and considered any other benefits derived or to be derived by the Advisor from the relationship with the Portfolios, and concluded that there were none of any great significance to the Advisor.

In renewing and approving the Investment Sub-Advisor Agreement, the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Sub-Advisory Fee Rate/The Portfolios’ Performance and Economies of Scale: The Board determined that the analysis with respect to these factors discussed above would apply to the review of the Sub-Advisory Agreement as well.

Nature, Extent and Quality of the Services under the Sub-Advisor Agreement: The Board, including the Independent Trustees, in additional to reviewing the advisory fee, performance, and economies of scale factors discussed above, considered in general the nature, extent and quality of the services provided by Ibbotson. The Board reviewed services provided by Ibbotson, noting that Ibbotson directed the Advisor to execute trades, and concluded that such services are of satisfactory quality and that Ibbotson was well qualified to perform its responsibilities under the Sub-Advisor Agreement.

The Portfolios’ Profitability to the Sub-Advisor: The Board also reviewed the profitability analysis prepared by the Sub-Advisor, and determined that, based on such analysis, each Portfolio was currently unprofitable to the Sub-Advisor. Based on discussions with representatives of the Sub-Advisor, the Board determined that the Sub-Advisor was still committed at this time to the continued operation and growth of the Portfolios.

Other Benefits to the Sub-Advisor: The Board reviewed and considered any other benefits derived or to be derived by the Sub-Advisor from the relationship with the Portfolios, and concluded that there were none of any great significance to the Sub-Advisor.

The Board of Trustees of the Portfolios, with the non-interested Trustees voting separately, unanimously concluded that the investment advisory fee of 0.45% of each of the Portfolio’s daily net assets was fair and reasonable for the Portfolio and that the approval of the Advisory Agreements is in the best interests of the Portfolios and their shareholders.

The Board of Trustees of the Portfolios, with the non-interested Trustees voting separately, unanimously concluded that the amended Sub-Advisor Agreement was fair and reasonable for the Portfolios and that the approval of the amended Sub-Advisor Agreement is in the best interests of the Portfolios and their shareholders.

trustees and officers

Annual Report | December 31, 2008 (unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Portfolios’ website at http://www.fivitfunds.com.

Independent Trustees

		Term of Office		Number of Portfolios
	Position with	and Length of	Principal Occupation(s)	in Fund Complex	Other Trusteeships
Name, Address, & Age	the Portfolio	Time Served	During last 5 years	Overseen by Trustee (1)	Held By Trustee

Mary K. Anstine (68)	Trustee	Since November 30, 2006.	Ms. Anstine was President/ Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also a Trustee of ALPS ETF Trust; ALPS Variable Insurance Trust; Financial Investors Trust, Reaves Utility Income Fund, and the West core Trust.	8	Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (4 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

T. Neil Bathon (46)	Trustee	Since November 30, 2006.	Mr. Bathon has been a Managing Director of PMR Associates LLC, a corporate finance consulting firm, since June 2006. Mr. Bathon was also President of Financial Research Corp. from October 1987 to June 2006.	5	None

John. J. Linnehan (44)	Trustee	Since February 22, 2008.	Mr. Linnehan is President of ChannelMining Solutions, Inc., a full service consulting firm, since June 2001 and Treasurer of American SCORES, NE. since January 2007.	5	None

David Swanson (49)	Trustee	Since November 30, 2006.	Mr. Swanson is a Principal Owner of Swandog Marketing, a financial services marketing company, since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments, a diversified investment firm, from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments, an investment firm, from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004. Mr. Swanson is also a Trustee of the Governing Board of Gilda’s Club Chicago.	5	None

(1)  The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. or Ibbotson & Associates, Inc. provides services.

Interested Trustees |

		Term of Office		Number of Portfolios
	Position with	and Length of	Principal Occupation(s)	in Fund Complex	Other Trusteeships
Name, Address, & Age	the Portfolio	Time Served	During last 5 years	Overseen by Trustee (1)	Held By Trustee

W. Robert Alexander (81)	Trustee	Since December 7, 2006.	Mr. Alexander is a former Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander was the Chief Executive Officer & Chairman of ALPS Financial Services, Inc. (former parent of ALPS Fund Services, Inc. and ALPS Distributors, Inc.) until September 30, 2005.	6	Mr. Alexander is also a member of the Board of Trustees of the Hunter and Hughes Trusts as well as Financial Investors Trust (4 funds) and Reaves Utility Income Fund.

Scott Wentsel (46)	Trustee	Since November 30, 2006.	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

(1)  The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. or Ibbotson & Associates, Inc. provides services.

Mr. Alexander is deemed an “Interested Trustee” by virtue of his former relationship with ALPS. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Sub-Advisor.

Officers |

Term of Office
	Position with	and Length of
Name, Address, & Age	the Portfolio	Time Served	Principal Occupation(s) During last 5 years

Edmund J. Burke (48)	President and Principal Executive Officer	Since November 30, 2006.

Mr.  Burke is President and a Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Distributors, Inc., and ALPS Advisors, Inc. (collectively “ALPS”). Mr. Burke joined ALPS in 1991. Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently the President of Financial Investors Trust and Reaves Utility Income Fund; President and a Trustee of the Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. Mr. Burke is also a Trustee and Vice President of Liberty All-Star Equity Fund and Director and Vice President of Liberty All-Star Growth Fund, Inc.

Annual Report | December 31, 2008

Term of Office
	Position with	and Length of
Name, Address, & Age	the Portfolio	Time Served	Principal Occupation(s) During last 5 years

Alex Marks (34)	Secretary	Since December 9, 2008.	Mr. Marks joined ALPS as Paralegal in July of 2006. Prior to joining ALPS, Mr. Marks served as a Legal Product Manager with Fidelity Investments from November 2000 until May 2006.

Jeremy O. May (38)	Treasurer	Since November 30, 2006.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Michael T. Akins (32)	Chief Compliance Officer	Since May 31, 2006.

Mr. Akins joined ALPS as Deputy Chief Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as AVP and Compliance Officer for UMB Financial Corporation. Before joining UMB Mr. Akins was an Account Manager at State Street Corporation. Because of his position with ALPS, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the Chief Compliance Officer of Financial Investors Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund, ALPS Variable Insurance Trust and ALPS ETF Trust.

Intentionally left blank

Intentionally left blank

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000310   06/30/09

Item 2.  Code of Ethics.

(a)     The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)     Not applicable.

(c)     During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)     During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)   Not applicable.

(f)    The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees have designated as the Registrant’s “Audit Committee Financial Expert.” Mr. Linnehan is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accounting Fees and Services.

(a)                                  Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2008 and 2007 were $80,200 and $75,790, respectively.

(b)                                 Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably

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related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2008 and $0 in 2007.

(c)                                  Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,500 in 2008 and $7,000 in 2007. The fiscal year 2008 and 2007 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended December 31, 2008 and December 31, 2007, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $200,000 in 2008 and $257,265 in 2007.  These fees consisted of non-audit fees billed to (i) the registrant of $7,500 in 2008 and $7,000 in 2007 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s adviser, of $192,500 in 2008 and $250,265 in 2007.  The non-audit fees billed to AFS related to SAS 70 services and other compliance related matters.

(h)                                 The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

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Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11.  Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable to Registrant.

(b)       A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	March 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	March 9, 2009

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 9, 2009

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